SHORT-TERM INVESTMENTS - Schedule of short-term investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
SHORT-TERM INVESTMENTS
Short-term investments	¥ 72,500	$ 9,932	¥ 18,505